Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

The prepaid expenses and other current assets consist of the following:

	As of December 31,
	2023	2024
	USD	USD
Prepaid expenses and other current assets
Advance to suppliers (i)	$26,630	$16,448
Other receivable (ii)	9,085,238	1,114,529
Value-added Tax (“VAT”) recoverable (iii)	7,041	6,849
Less: Allowance for credit losses	-	(125,675)
Total	$9,118,909	$1,012,151

(i)	Advance to suppliers represents balance paid to suppliers for certain services that have not been completed. These advances are interest-free, unsecured and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2023 and 2024, there was no allowance recorded as the Company considers all of the advance to suppliers balance fully realizable.

(ii)	As of December 31, 2023, other receivables mainly consisted of employee advances for business development, security deposits paid to third - party payment platforms, and a deposit made by the company for the lease of office space. As of December 31, 2024, other receivables primarily included employee advances for business development, loan receivables, and the office space lease deposit. On January 1, 2024, the company entered into a loan contract with Fu'an Information Technology Co., Ltd for the operation. Under the contract, the company agreed to lend a total of $933,706. The loan period is from January 1, 2024, to December 31, 2024. As of December 31, 2023 and 2024, there were allowances for credit losses of $nil and $125,675 respectively.

(iii)	VAT tax recoverable represents the amount that is overpaid by the Company before the VAT tax invoices received. Such amount can be used to offset future VAT tax liability.